FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total debt	$ 3,456,463	$ 2,390,314	$ 2,325,575	$ 2,143,811
Obligations under leases	2,534	3,396
Trade and other payables	98,232	81,533
U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	3,291,790	2,184,228	2,130,814	2,089,931
U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	175,000	209,700	$ 209,700	$ 60,000
Carrying Value
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	2,534	3,396
Trade and other payables	98,232	81,533
Carrying Value | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	3,279,626	2,178,430
Interest of debt	0	0
Carrying Value | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	176,837	211,884
Interest of debt	0	0
Contractual cash flows
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	2,534	3,396
Trade and other payables	98,232	81,533
Contractual cash flows | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	3,322,347	2,201,543
Interest of debt	802,278	435,769
Contractual cash flows | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	176,837	211,884
Interest of debt	32,131	20,960
Contractual cash flows | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	1,104	1,024
Trade and other payables	98,232	81,533
Contractual cash flows | Less than 1 year | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	260,162	275,670
Interest of debt	200,291	106,487
Contractual cash flows | Less than 1 year | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	1,837	2,184
Interest of debt	12,395	12,342
Contractual cash flows | Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	1,430	2,372
Trade and other payables	0	0
Contractual cash flows | Between 1 and 5 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	1,593,648	1,555,143
Interest of debt	573,410	296,516
Contractual cash flows | Between 1 and 5 years | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	175,000	209,700
Interest of debt	19,736	8,618
Contractual cash flows | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	0	0
Trade and other payables	0	0
Contractual cash flows | More than 5 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	1,468,537	370,730
Interest of debt	28,577	32,766
Contractual cash flows | More than 5 years | U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	0	0
Interest of debt	$ 0	$ 0